UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/04
                                               --------

Check here if Amendment [  ]; Amendment Number:_____
 This Amendment (check only one ):  [  ] is a restatement.
                                    [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:  PartnerRe Asset Management Corporation
Address:  One Greenwich Plaza
          Greenwich, CT 06830

Form 13F File Number:  28-_______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John W. Davidson
Title:     President and CEO
Phone:     203-485-4544

Signature, Place, and Date of Signing:

/s/ John W. Davidson                Greenwich, CT             02/11/05
--------------------                --------------            --------
  [signature]                       [City, State]              [Date]

Report Type (Check only one ):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s) )

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section ]

    Form 13F File Number  Name

    28-
       -------------------         --------------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0
                                            --------------

Form 13F Information Table Entry Total:     57
                                            --------------

Form 13F Information Table Value Total:     439,427
                                            ------------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

No.          Form 13F File Number          Name

             28-
-----           -----------------------    -----------------------------------

[Repeat as necessary.]

                                                     FORM 13f INFORMATION TABLE

        COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7           COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Shrs                Invest-               Voting   Voting  Voting
                                                                 or Prn  Sh/  PUT/   ment       Other      Auth     Auth    Auth
Name Of Issuer               Title Of Class  CUSIP       Value   Amt     Prn  CALL   Discrtion  Managers   Sole     Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC   COM             007903107    4,675  213,000 SH          Sole        None      213,000       0      0
AETNA INC NEW                COM             00817Y108   18,196  146,000 SH          Sole        None      146,000       0      0
ALLSTATE CORP                COM             020002101   31,473  617,000 SH          Sole        None      617,000       0      0
AMERICA MOVIL S A DE C V     SPON ADR L SHS  02364W105    5,179   99,600 SH          Sole        None       99,600       0      0
ARCHSTONE SMITH TR           COM             039583109    3,282   88,000 SH          Sole        None       88,000       0      0
AVALONBAY CMNTYS INC         COM             053484101      975   13,000 SH          Sole        None       13,000       0      0
BT GROUP PLC                 ADR             05577E101      864   22,000 SH          Sole        None       22,000       0      0
BANK OF AMERICA CORPORATION  COM             060505104      648   14,000 SH          Sole        None       14,000       0      0
BELLSOUTH CORP               COM             079860102      304   11,000 SH          Sole        None       11,000       0      0
BOSTON PROPERTIES INC        COM             101121101    8,655  135,000 SH          Sole        None      135,000       0      0
CIGNA CORP                   COM             125509109    5,943   87,000 SH          Sole        None       87,000       0      0
CENTEX CORP                  COM             152312104    7,517  128,000 SH          Sole        None      128,000       0      0
CHEVRONTEXACO CORP           COM             166764100    2,847   54,750 SH          Sole        None       54,750       0      0
CHINA SOUTHN AIRLS LTD       SPON ADR CL H   169409109      218   11,000 SH          Sole        None       11,000       0      0
CHINA MOBILE HONG KONG LTD   SPONSORED ADR   16941M109    6,295  379,000 SH          Sole        None      379,000       0      0
CITIGROUP INC                COM             172967101   25,088  519,000 SH          Sole        None      519,000       0      0
CONOCOPHILLIPS               COM             20825C104    4,029   47,000 SH          Sole        None       47,000       0      0
DEERE & CO                   COM             244199105    3,079   42,000 SH          Sole        None       42,000       0      0
E ON AG                      SPONSORED ADR   268780103    2,174   24,000 SH          Sole        None       24,000       0      0
ENCANA CORP                  COM             292505104      624   11,000 SH          Sole        None       11,000       0      0
ENTERGY CORP NEW             COM             29364G103    7,822  116,000 SH          Sole        None      116,000       0      0
EQUITY OFFICE PROPERTIES TRU COM             294741103      234   10,000 SH          Sole        None       10,000       0      0
EQUITY RESIDENTIAL           SH BEN INT      29476L107    1,819   75,000 SH          Sole        None       75,000       0      0
EXELON CORP                  COM             30161N101    7,123  166,000 SH          Sole        None      166,000       0      0
EXXON MOBIL CORP             COM             30231G102   22,599  442,250 SH          Sole        None      442,250       0      0
GAP INC DEL                  COM             364760108    6,479  317,000 SH          Sole        None      317,000       0      0
GENERAL MTRS CORP            DEB SR CONV B   370442733      335  11,950 PRN          Sole        None       11,950       0      0
GLAXOSMITHKLINE PLC          SPONSORED ADR   37733W105    2,270   49,000 SH          Sole        None       49,000       0      0
HSBC HLDGS PLC               SPON ADR NEW    404280406   28,572  336,891 SH          Sole        None      336,891       0      0
HEWLETT PACKARD CO           COM             428236103   12,438  598,000 SH          Sole        None      598,000       0      0
INTEL CORP                   COM             458140100    2,809  120,000 SH          Sole        None      120,000       0      0
INTERNATIONAL BUSINESS MACHS COM             459200101   25,558  259,000 SH          Sole        None      259,000       0      0
ISHARES INC                  MSCI HONG KONG  464286871      187   16,000 SH          Sole        None       16,000       0      0
ISHARES TR                   MSCI EAFE IDX   464287465    7,799   49,000 SH          Sole        None       49,000       0      0
ISHARES TR                   COHEN&ST RLTY   464287564    4,876   36,000 SH          Sole        None       36,000       0      0
ISHARES TR                   RUSSELL1000VAL  464287598   12,692  193,000 SH          Sole        None      193,000       0      0
JONES APPAREL GROUP INC      COM             480074103    5,310  148,000 SH          Sole        None      148,000       0      0
METLIFE INC                  COM             59156R108   16,958  429,200 SH          Sole        None      429,200       0      0
MITSUBISHI TOKYO FINL GROUP  SPONSORED ADR   606816106      142   14,000 SH          Sole        None       14,000       0      0
NTT DOCOMO INC               SPONS ADR       62942M201    1,488   80,000 SH          Sole        None       80,000       0      0
NASDAQ 100 TR                UNIT SER 1      631100104       40    1,000 SH          Sole        None        1,000       0      0
POSCO                        SPONSORED ADR   693483109      780   18,000 SH          Sole        None       18,000       0      0
PFIZER INC                   COM             717081103    7,855  292,000 SH          Sole        None      292,000       0      0
PRUDENTIAL FINL INC          COM             744320102    5,257   97,000 SH          Sole        None       97,000       0      0
PUBLIC SVC ENTERPRISE GROUP  COM             744573106    3,072   61,000 SH          Sole        None       61,000       0      0
PULTE HOMES INC              COM             745867101      376    6,000 SH          Sole        None        6,000       0      0
SPDR TR                      UNIT SER 1      78462F103   33,099  274,000 SH          Sole        None      274,000       0      0
SANOFI AVENTIS               SPONSORED ADR   80105N105    1,949   49,000 SH          Sole        None       49,000       0      0
TOLL BROTHERS INC            COM             889478103    5,412   79,000 SH          Sole        None       79,000       0      0
UNILEVER PLC                 SPON ADR NEW    904767704    2,862   74,000 SH          Sole        None       74,000       0      0
UNILEVER N V                 N Y SHS NEW     904784709   12,356  186,000 SH          Sole        None      186,000       0      0
UNITED STATES STL CORP NEW   COM             912909108    2,558   50,000 SH          Sole        None       50,000       0      0
UNITED TECHNOLOGIES CORP     COM             913017109    8,583   86,000 SH          Sole        None       86,000       0      0
V F CORP                     COM             918204108      275    5,000 SH          Sole        None        5,000       0      0
VERIZON COMMUNICATIONS       COM             92343V104    2,013   50,000 SH          Sole        None       50,000       0      0
VODAFONE GROUP PLC NEW       SPONSORED ADR   92857W100   21,474  793,000 SH          Sole        None      793,000       0      0
WELLPOINT INC                COM             94973V107   31,891  282,000 SH          Sole        None      282,000       0      0